Other Income and Expense, net (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expense, net

	Year Ended December 31,
	2013	2014	2015
Interest income	$90	$103	$121
Interest on long-term debt	$(3,605)	$(3,251)	$(13,732)
Amortization of financing costs and loan discount	(4,127)	(494)	(1,806)
Bank charges and other finance costs	(222)	(252)	(396)

Interest and finance costs	$(7,954)	$(3,997)	$(15,934)
Foreign currency exchange transaction gains (losses), net	$296	$(1,757)	$(2,190)
Foreign currency contract (losses) gains, net	(39)	326	2,510
Dividend income	225	—	—
Other	3	—	4

Other, net	$485	$(1,431)	$324

Total other expense, net	$(7,379)	$(5,325)	$(15,489)